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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 26, 2006 to July 26, 2006

                    Commission File Number of issuing entity:
                           000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)

  Commission File Number        Commission File Number        Commission File Number
      of Depositor:                 of Depositor:                 of Depositor:
       000-21424-04,                333-113579-02,                333-113579-01,
       333-130508-03                  333-130508                   333-130508-02

      American Express             American Express              American Express
   Receivables Financing         Receivables Financing         Receivables Financing
       Corporation II             Corporation III LLC           Corporation IV LLC
  (Exact name of depositor     (Exact name of depositor      (Exact name of depositor
        as specified                 as specified                  as specified
       in its charter)              in its charter)               in its charter)

         13-3854638                   20-0942395                    20-0942445
      (I.R.S. Employer             (I.R.S. Employer              (I.R.S. Employer
   Identification Number         Identification Number         Identification Number
       of depositor)                 of depositor)                 of depositor)

          American Express                                  American Express
           Centurion Bank                                      Bank, FSB
     (Exact name of sponsor as                         (Exact name of sponsor as
     specified in its charter)                         specified in its charter)

              Delaware                                       Not Applicable
   State or other jurisdiction of                           (I.R.S. Employer
  incorporation or organization of                      Identification Number of
         the issuing entity                                the issuing entity

      c/o The Bank of New York
    101 Barclay Street, New York                                 10286
(Address of the principal executive                            (Zip Code)
   offices of the issuing entity)

                     _______________________________________
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

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Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [_]

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PART I - DISTRIUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

In June 2006, a putative class action captioned Homa v. American Express Company et al. was filed in the U.S. District Court for the District of New Jersey. The case alleges, generally, misleading and fraudulent advertising of the "tiered" "up to 5%" cash rebates with the Blue Cash card. The complaint seeks certification of a nationwide class consisting of "all persons who applied for and received an American Express Blue Cash card during the period from September 30, 2003 to the present and who did not get the rebate or rebates provided for in the offer." The plaintiff seeks unspecified damages and other unspecified relief that the Court deems appropriate.

Item 9. Exhibits.

        Exhibit Number   Description
        --------------   -----------
        99               Monthly Servicer's Certificate for the Monthly Period
                         ending July 26, 2006 and the related payment dates.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 15, 2006

                                        American Express Receivables Financing
                                        Corporation II,
                                        Depositor


                                        By: /s/ Maureen Ryan
                                            ------------------------------------
                                        Name: Maureen Ryan
                                        Title: President


                                        American Express Receivables Financing
                                        Corporation III LLC,
                                        Depositor


                                        By: /s/ Scott C. Godderidge
                                            ------------------------------------
                                        Name: Scott C. Godderidge
                                        Title: Vice President and Treasurer


                                        American Express Receivables Financing
                                        Corporation IV LLC,
                                        Depositor


                                        By: /s/ Daniel L. Follett
                                            ------------------------------------
                                        Name: Daniel L. Follett
                                        Title: President